Average Annual Total Returns{- Fidelity Freedom® 2030 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-17 - Fidelity Freedom® 2030 Fund	Fidelity Freedom 2030 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2030 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2030 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2030 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2030 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2030 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2030 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2030 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2030 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0203 Past 1 year	F0203 Past 5 years	F0203 Past 10 years
Total	11.46%	11.82%	10.33%	8.23%	9.74%	8.63%	8.13%	8.91%	7.95%	28.71%	18.47%	16.55%	11.17%	11.78%	10.68%